UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%
	Shares	Value
CONSUMER DISCRETIONARY — 13.8%
Bassett Furniture Industries	32,927	$850,505
Callaway Golf	108,060	1,156,242
Del Taco Restaurants *	57,690	606,322
Flexsteel Industries	4,503	185,073
Johnson Outdoors, Cl A	16,700	508,515
MarineMax *	29,140	588,628
Nautilus *	20,627	388,613
Overstock.com *	57,124	931,121
Universal Electronics *	6,990	540,607
WCI Communities *	57,669	970,569
Winnebago Industries	40,590	964,418
YRC Worldwide *	17,240	204,639

		7,895,252

CONSUMER STAPLES — 1.1%
Landec *	54,620	628,130

ENERGY — 8.5%
Abraxas Petroleum *	190,140	220,562
Era Group *	69,897	613,696
Evolution Petroleum	85,827	467,757
Matrix Service *	19,987	331,185
Natural Gas Services Group *	21,157	531,252
Pacific Ethanol *	145,760	995,541
Renewable Energy Group *	113,146	1,103,174
RigNet *	12,840	153,438
Ring Energy *	59,796	474,780

		4,891,385

FINANCIALS — 18.1%
Bridge Bancorp	15,290	445,092
CenterState Banks	15,547	259,013
Enterprise Financial Services	25,688	738,787
Equity Bancshares, Cl A *	16,910	381,997

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
First Busey	12,490	$281,400
First Financial Northwest	48,910	683,762
Global Medical REIT	74,080	808,954
Heritage Financial	46,670	814,858
Heritage Oaks Bancorp	122,702	998,794
Independent Bank	41,170	633,195
Mercantile Bank	11,400	287,052
Meridian Bancorp	22,313	328,001
MutualFirst Financial	6,776	194,674
Old Second Bancorp	94,539	713,769
Park Sterling	35,375	273,095
Preferred Bank	10,118	330,555
Randolph Bancorp *	31,890	406,916
SI Financial Group	73,880	987,776
Southern National Bancorp of Virginia	10,230	136,366
TriCo Bancshares	19,550	508,691
Waterstone Financial	11,300	177,184

		10,389,931

HEALTH CARE — 17.3%
Aceto	18,630	478,977
Addus Homecare Corp *	14,633	275,979
Atrion	1,847	880,650
BioScrip *	27,700	70,912
Cambrex *	11,951	626,352
Cynosure, Cl A *	22,017	1,210,054
HealthStream *	32,981	799,130
LeMaitre Vascular	19,886	342,039
Luminex *	24,939	534,443
Merit Medical Systems *	34,154	800,570
NeoGenomics *	44,458	387,673
Omnicell *	12,092	467,718
Providence Service *	8,443	408,388
Sagent Pharmaceuticals *	33,806	733,252
U.S. Physical Therapy	14,286	851,731

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Vascular Solutions *	23,008	$1,055,377

		9,923,245

INDUSTRIALS — 18.1%
Allied Motion Technologies	29,664	670,999
Argan	27,989	1,291,133
Armstrong Flooring *	11,320	225,608
CRA International *	23,944	661,333
GP Strategies *	22,313	467,681
Graham	27,923	503,173
Harsco	38,940	381,223
Hill International *	120,466	502,343
Houston Wire & Cable	70,824	410,779
Hurco	6,270	166,970
Kadant	12,787	702,518
LSI Industries	87,630	960,425
Lydall *	19,302	862,413
Miller Industries	30,257	649,315
MYR Group *	19,988	493,104
Park-Ohio Holdings	12,880	383,566
SIFCO Industries *	50,090	414,244
TRC *	59,391	416,925
YRC Worldwide *	18,240	216,509

		10,380,261

INFORMATION TECHNOLOGY — 19.2%
Autobytel *	41,658	619,038
Bel Fuse, Cl B	15,774	323,210
CalAmp *	49,416	701,707
Clearfield *	40,521	810,825
ePlus *	11,317	951,873
Fabrinet *	30,514	1,152,209
Hackett Group	46,587	623,800
Immersion *	60,591	455,038
Information Services Group *	122,578	464,570
KVH Industries *	28,283	256,527

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Mercury Systems *	22,371	$579,856
Model N *	13,069	168,721
PDF Solutions *	45,651	753,242
Perceptron *	26,881	131,179
Perficient *	20,801	462,198
Planet Payment *	170,081	797,680
Rogers *	6,048	413,925
Ultra Clean Holdings *	74,888	478,534
USA Technologies *	69,434	327,729
Zix *	126,039	511,718

		10,983,579

MATERIALS — 2.9%
Haynes International	9,050	343,719
Schnitzer Steel Industries, Cl A	12,980	252,980
TimkenSteel	37,400	374,748
UFP Technologies *	20,980	480,232
Universal Stainless & Alloy *	19,000	222,110

		1,673,789

TOTAL COMMON STOCK
(Cost $54,791,986)		56,765,572

SHORT-TERM INVESTMENT (A) — 3.6%
SEI Daily Income Trust Government Fund Cl A, 0.160% (Cost $2,046,464)	2,046,464	2,046,464

TOTAL INVESTMENTS — 102.6%
(Cost $56,838,450)†		$58,812,036

Percentages are based on Net Assets of $57,344,354.
*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of July 31, 2016.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $56,838,450, and the unrealized appreciation and depreciation were $6,809,501 and $(4,835,915) respectively.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2016
(Unaudited)

Cl—Class

REIT—Real Estate Investment Trust

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended July 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended July 31, 2016, there were no level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THB-QH-001-0800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016